FINANCIAL INCOME AND EXPENSE	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME AND EXPENSE
FINANCIAL INCOME AND EXPENSE

17 — FINANCIAL INCOME AND EXPENSE

For the years ended December 31, 2022, 2021 and 2020 interest income consist of the following:

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Foreign exchange gains, net	2,337,815	—	—
Interest income	229,303	180,267	16,803
Total	2,567,118	180,267	16,803

For the years ended December 31, 2022, 2021 and 2020 interest expenses consist of the following:

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Interest expense related financial liabilities	1,884,753	612,861	180,259
Bank commission expenses	47,136	13,537	18,204
Foreign exchange losses, net	—	4,086,004	414,099
Total	1,931,889	4,712,402	612,562